Business Combinations - Skysites Holdings S.A. (Details) - Skysites Holdings S.A. - USD ($) $ in Thousands		12 Months Ended
	Jan. 06, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2022
Disclosure of detailed information about business combination [line items]
Percentage of business acquired	100.00%
Gross consideration	$ 40,611
Less: contingent consideration*	(4,169)			$ (2,900)
Less: cash in business at the date of acquisition	(2,775)
Net cash consideration	33,667
Identifiable assets acquired and liabilities assumed:
Capital work in progress	535
Customer related intangible asset	4,703
Right of use asset	9,675
Trade and other receivables	713
Trade and other payables	(1,132)
Provisions for other liabilities and charges	(2,548)
Lease liabilities	(10,071)
Deferred tax	(2,205)
Total identifiable net assets acquired	10,972
Goodwill	26,864
Revenue - post-acquisition		$ 4,041
Profit (Loss) - post-acquisition		$ (142)
Contingent consideration released			$ 1,300
Towers and tower equipment
Identifiable assets acquired and liabilities assumed:
Towers and tower equipment	11,276
Land
Identifiable assets acquired and liabilities assumed:
Towers and tower equipment	15
Furniture and office equipment
Identifiable assets acquired and liabilities assumed:
Towers and tower equipment	$ 11